Net loss per share	6 Months Ended
Jun. 30, 2012
Net loss per share
Net loss per share

11. Net loss per share

        Basic and diluted net loss per common share is calculated by dividing net loss applicable to common stockholders by the weighted average number of common shares outstanding during the period, without consideration for common stock equivalents. The Company's potentially dilutive shares, which include preferred stock, outstanding stock options and restricted stock, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive. The following table reconciles net loss to net loss applicable to common stockholders (in thousands, except per share data):

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Period from April 5, 2011 (inception) to June 30, 2011	Period from April 5, 2011 (inception) to June 30, 2012
Net loss applicable to common stockholders	$(3,234)	$(6,200)	$(410)	$(8,925)
Weighted average number of common shares used in net loss per share applicable to common stockholders—basic and diluted	1,548	1,469	526	1,137
Net loss per share applicable to common stockholders—basic and diluted	$(2.09)	$(4.22)	$(0.78)	$(7.84)

The amounts in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect:

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012	Period from April 5, 2011 (inception) to June 30, 2011	Period from April 5, 2011 (inception) to June 30, 2012
Series A Preferred Stock	3,065	3,065	—	3,065
Series B Preferred Stock	6,771	6,771	—	6,771
Outstanding stock options	687	687	—	687